Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 39,773
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 14,930
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 24,843
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2020
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2026